Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 120,130	$ 67,280
Time deposits	8,550	7,900
Restricted cash	28,363	24,894
Accounts receivable, net	3,684	3,220
Inventories	12,237	11,410
Prepaid expenses and other current assets	33,765	25,224
Derivative asset	29,645	533
Due from related parties	673	2,897
Total current assets	237,047	143,358
NON - CURRENT ASSETS
Vessels in operation	1,623,307	1,682,816
Advances for vessels acquisitions and other additions	4,881	6,139
Deferred charges, net	54,663	37,629
Other non-current assets	31,022	14,010
Derivative asset, net of current portion	33,858	6,694
Restricted cash, net of current portion	121,437	103,468
Total non - current assets	1,869,168	1,850,756
TOTAL ASSETS	2,106,215	1,994,114
CURRENT LIABILITIES
Accounts payable	22,755	13,159
Accrued liabilities	36,038	32,249
Current portion of long - term debt	189,832	190,316
Current portion of deferred revenue	12,569	8,496
Due to related parties	572	543
Total current liabilities	261,766	244,763
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	744,557	880,134
Intangible liabilities - charter agreements	14,218	55,376
Deferred revenue, net of current portion	119,183	101,288
Total non - current liabilities	877,958	1,036,798
Total liabilities	1,139,724	1,281,561
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Additional paid in capital	688,262	698,463
Retained Earnings	246,390	13,498
Accumulated other comprehensive income	31,480	227
Total shareholders' equity	966,491	712,553
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,106,215	1,994,114
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common shares	359	365
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 0	$ 0